TAXATION - Unrecognized Tax Benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
TAXATION
Balance at beginning of year	¥ 1,722	$ 264	¥ 4,509
Reversal based on tax positions related to prior years	(629)	(96)	(3,266)
Additions based on tax positions related to the current year	61,491	9,423	479
Balance at end of year	¥ 62,584	$ 9,591	¥ 1,722